Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Cash [Abstract]
Schedule Of Cash And Cash Equivalents And Restricted Cash
The following table reconciles cash and cash equivalents and restricted cash reported in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows:

	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
As included in the consolidated balance sheets:
Cash and cash equivalents	309,187	346,480	371,013
Restricted cash	4,457	5,709	39,764

Total cash and cash equivalents and restricted cash as shown in the consolidated statements of cash flows:	$313,644	$352,189	$410,777